Income Taxes (Summary of Provision for Income Taxes) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	$ 10,246	$ 4,168
Canadian federal and provincial statutory income tax rate	27.00%	27.00%
Income tax at statutory rates	$ 2,766	$ 1,125
Income tax (recovery) expense included in net earnings	2,559	989
Adjusted for the effect of:
Impact of foreign tax rates	(132)	(98)
Production-related deductions	(51)	(24)
Non-taxable income	(98)	(18)
Change in recognition of tax losses and deductible temporary differences	8	(6)
Impact of tax rate changes	0	(1)
Non-deductible expenses	17	12
Other	39	(11)
Withholding taxes	18	3
Trinidad [Member]
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	487	256
Australia [Member]
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	263	204
Other Countries [Member]
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	342	505
Country of domicile [Member]
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	5,707	1,884
UNITED STATES [Member]
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	$ 3,447	$ 1,319